Allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2012
Loans and Leases Receivable, Allowance [Abstract]
Allowance for Credit Losses [Text Block]
Allowance for Loan Losses and Credit Quality

Changes in the Allowance for loan losses, by class of loans, for the years ended December 31, were as follows:

2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Balance, December 31, 2011	$1,250	$367	$2,278	$232	$99	$4,226
Provision (credit) for loan losses	152	110	349	(79)	128	660
Recoveries of amounts charged off	8	12	—	6	17	43
	1,410	489	2,627	159	244	4,929
Amounts charged off	(119)	(33)	(95)	—	(25)	(272)
Balance, December 31, 2012	$1,291	$456	$2,532	$159	$219	$4,657

2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Balance, December 31, 2010	$1,033	$240	$2,117	$250	$115	$3,755
Provision (credit) for loan losses	242	144	430	(31)	(10)	775
Recoveries of amounts charged off	3	—	—	14	27	44
	1,278	384	2,547	233	132	4,574
Amounts charged off	(28)	(17)	(269)	(1)	(33)	(348)
Balance, December 31, 2011	$1,250	$367	$2,278	$232	$99	$4,226

The allocation of the Allowance for loan losses, summarized on the basis of the Company's impairment methodology by class of loan, as of the balance sheet dates was as follows:

December 31, 2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Individually evaluated for impairment	$49	$18	$53	$—	$—	$120
Collectively evaluated for impairment	1,242	438	2,479	159	219	4,537
Total allocated	$1,291	$456	$2,532	$159	$219	$4,657

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Individually evaluated for impairment	$328	$12	$293	$41	$11	$685
Collectively evaluated for impairment	922	355	1,985	191	88	3,541
Total allocated	$1,250	$367	$2,278	$232	$99	$4,226

Despite the allocation shown in the tables above, the Allowance for loan losses is general in nature and is available to absorb losses from any loan type.

The recorded investment in loans, summarized on the basis of the Company's impairment methodology by class of loan, as of the balance sheet dates was as follows:

December 31, 2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Individually evaluated for impairment	$703	$145	$3,427	$127	$—	$—	$4,402
Collectively evaluated for impairment	144,921	35,866	168,066	20,851	5,846	41,253	416,803
	145,624	36,011	171,493	20,978	5,846	41,253	421,205
Acquired loans	9,314	7	12,407	485	219	508	22,940
Total	$154,938	$36,018	$183,900	$21,463	$6,065	$41,761	$444,145

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Individually evaluated for impairment	$2,810	$92	$6,499	$355	$33	$—	$9,789
Collectively evaluated for impairment	132,115	27,976	169,576	21,861	5,724	29,344	386,596
	134,925	28,068	176,075	22,216	5,757	29,344	396,385
Acquired loans	12,501	9	13,695	802	377	550	27,934
Total	$147,426	$28,077	$189,770	$23,018	$6,134	$29,894	$424,319

Risk and collateral ratings are assigned to loans and are subject to ongoing monitoring by lending and credit personnel with such ratings updated annually or more frequently if warranted. The following is an overview of the Company's loan rating system:

1-3 Rating - Pass

Risk-rating grades "1" through "3" comprise those loans ranging from those with lower than average credit risk, defined as borrowers with high liquidity, excellent financial condition, strong management, favorable industry trends or loans secured by highly liquid assets, through those with marginal credit risk, defined as borrowers that, while creditworthy, exhibit some characteristics requiring special attention by the account officer.

4/M Rating - Satisfactory/Monitor

Borrowers exhibit potential credit weaknesses or downward trends warranting management's attention. While potentially weak, these borrowers are currently marginally acceptable; no loss of principal or interest is envisioned. When warranted, these credits may be monitored on the watch list.

5-8 Rating - Substandard

Borrowers exhibit well defined weaknesses that jeopardize the orderly liquidation of debt. The loan may be inadequately protected by the net worth and paying capacity of the obligor and/or the underlying collateral is inadequate.

The following tables summarize the loan ratings applied to the Company's loans by class as of the balance sheet dates:

December 31, 2012	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Pass	$134,737	$30,115	$117,616	$18,258	$5,722	$41,253	$347,701
Satisfactory/Monitor	7,749	5,751	46,174	2,476	102	—	62,252
Substandard	3,138	145	7,703	244	22	—	11,252
	145,624	36,011	171,493	20,978	5,846	41,253	421,205
Acquired loans	9,314	7	12,407	485	219	508	22,940
Total	$154,938	$36,018	$183,900	$21,463	$6,065	$41,761	$444,145

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Pass	$127,338	$26,928	$135,764	$19,069	$5,652	$29,344	$344,095
Satisfactory/Monitor	4,777	1,048	33,812	2,792	72	—	42,501
Substandard	2,810	92	6,499	355	33	—	9,789
	134,925	28,068	176,075	22,216	5,757	29,344	396,385
Acquired loans	12,501	9	13,695	802	377	550	27,934
Total	$147,426	$28,077	$189,770	$23,018	$6,134	$29,894	$424,319

Acquired loans are risk rated, as appropriate, according to the Company's loan rating system, but such ratings are not taken into account in establishing the allowance for loan losses. Rather, in accordance with applicable accounting principles, acquired loans are initially recorded at fair value, determined based upon an estimate of the amount and timing of both principal and interest cash flows expected to be collected and discounted using a market interest rate, which includes an estimate of future credit losses expected to be incurred over the life of the portfolio. The primary credit quality indicator for acquired loans is whether there has been a decrease in expected cash flows. Monitoring of this portfolio is ongoing to determine if there is evidence of deterioration in credit quality since acquisition. As of December 31, 2012, there was no allowance for loan losses for acquired loans.

The following table provides information with respect to impaired loans by class of loan as of and for the year ended December 31, 2012:

	December 31, 2012			For The Year Ended December 31, 2012
	Recorded Investment (1)	Principal Balance (1)	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
With an allowance recorded:
Residential real estate	$354	$360	$49
Construction real estate	145	150	18
Commercial real estate	2,380	2,411	53
	2,879	2,921	120
With no allowance recorded:
Residential real estate	349	491	—
Commercial real estate	1,047	1,133	—
Commercial	127	127	—
	1,523	1,751	—

Total:
Residential real estate	703	851	49	$529	$9
Construction real estate	145	150	18	46	1
Commercial real estate	3,427	3,544	53	2,514	115
Commercial	127	127	—	51	2
Total	$4,402	$4,672	$120	$3,140	$127
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(1)	Does not reflect government guaranties on impaired loans as of December 31, 2012 totaling $770 thousand.

The following table provides information with respect to impaired loans by class of loan as of and for the year ended December 31, 2011:

	December 31, 2011			For The Year Ended December 31, 2011
	Recorded Investment (1)	Principal Balance (1)	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
With an allowance recorded:
Residential real estate	$241	$243	$55
Commercial real estate	1,907	1,930	21
	2,148	2,173	76
With no allowance recorded:
Residential real estate	177	252	—
Commercial real estate	318	374	—
	495	626	—

Total:
Residential real estate	418	495	55	$375	$5
Commercial real estate	2,225	2,304	21	2,347	81
Total	$2,643	$2,799	$76	$2,722	$86
____________________

(1)	Does not reflect government guaranties on impaired loans as of December 31, 2011 totaling $88 thousand.

Troubled debt restructured loans as of December 31, 2012 by class of loan include three commercial real estate, two construction real estate, and five residential real estate loans totaling $2.9 million that represent loan modifications in which a concession was provided to the borrower, such as due date extensions, maturity date extensions, interest rate reductions, protective advances or the forgiveness of accrued interest. One of the restructured commercial real estate loans and three of the restructured residential real estate loans at December 31, 2012 were troubled debt restructured loans totaling $2.2 million as of December 31, 2011. Troubled loans, that are restructured and meet established thresholds, are classified as impaired and a specific reserve amount is allocated to the allowance on the basis of the fair value of the collateral for collateral dependent loans, an observable market price, or the present value of anticipated future cash flows.

The following table provides new troubled debt restructure activity by loan type for the years ended December 31, 2012 and 2011:

	New Troubled Debt Restructurings During the			New Troubled Debt Restructurings During the
	Year Ended December 31, 2012			Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars in thousands)
Residential real estate	2	$91	$91	1	$238	$246
Construction real estate	2	145	145	—	—	—
Commercial real estate	2	513	513	—	—	—

During the year ended December 31, 2012, the two residential real estate loans and two construction real estate loans modified consisted of extensions of the due dates and maturity dates and the two commercial real estate loans modified consisted of interest rate reductions, with one including a modification of payment terms as well. The residential real estate loan modified during the year ended December 31, 2011 consisted of an interest rate reduction, forgiveness of accrued interest, a protective advance for delinquent taxes, and extension of due date.

There were no troubled debt restructured loans modified within the previous twelve months that had subsequently defaulted during the years ended December 31, 2012 and 2011. Troubled debt restructured loans are considered defaulted at 90 days past due.

At December 31, 2012 and 2011, the Company was not committed to lend any additional funds to borrowers whose loans were nonperforming, impaired or restructured.